PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited)
1
Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96 .8%
Australia : 2 .5%
4,226
Anglogold Ashanti PLC
$ 360,321
0 .2
21,698  BHP Group Ltd. - Class
DI
593,721
0 .3
13,428
BlueScope Steel Ltd.
213,899
0 .1
41,149  Fortescue Metals Group
Ltd.
578,332
0 .3
5,288
Rio Tinto Ltd.
458,716
0 .2
362,468
South32 Ltd. - Class DI
768,050
0 .4
362,081
Telstra Group Ltd.
1,167,502
0 .6
70,335
Transurban Group
687,861
0 .4
4,828,402
2 .5
Brazil : 0 .9%
158,200
TIM SA/Brazil
743,306
0 .4
8,872  Wheaton Precious Metals
Corp.
974,336
0 .5
1,717,642
0 .9
Canada : 5 .7%
8,789
Agnico Eagle Mines Ltd.
1,533,272
0 .8
38,725
Barrick Mining Corp.
1,619,165
0 .8
1,372
(1)
Bombardier, Inc. - Class
B
227,863
0 .1
1,946  Canadian National
Railway Co.
186,363
0 .1
5,690  Canadian Pacific Kansas
City Ltd.
412,178
0 .2
22,162  CCL Industries, Inc. -
Class B
1,355,142
0 .7
886
(1)
Celestica, Inc.
304,396
0 .2
6,460
Keyera Corp.
208,715
0 .1
36,226
Kinross Gold Corp.
1,020,845
0 .5
2,803
Lundin Gold, Inc.
236,223
0 .1
11,321  Pan American Silver
Corp.
513,129
0 .3
9,012
Stantec, Inc.
866,666
0 .5
11,877
TC Energy Corp.
641,678
0 .3
12,415  Teck Resources Ltd. -
Class B
528,511
0 .3
7,401
WSP Global, Inc.
1,294,626
0 .7
10,948,772
5 .7
Chile : 0 .6%
3,593,397
Enel Chile SA
278,744
0 .1
48,665
Lundin Mining Corp.
909,258
0 .5
1,188,002
0 .6
China : 4 .0%
72,000  Beijing Enterprises
Holdings Ltd.
315,155
0 .2
85,800
(2)
BOC Aviation Ltd.
782,884
0 .4
41,500  BYD Electronic
International Co. Ltd.
177,725
0 .1
674,000  China Communications
Services Corp. Ltd. -
Class H
422,261
0 .2
280,900
(2)
China Tower Corp. Ltd. -
Class H
444,701
0 .2
96,000  CMOC Group Ltd. - Class
H
200,375
0 .1
3,900  Contemporary Amperex
Technology Co. Ltd. -
Class H
238,233
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
627,500
Fosun International Ltd.
$ 392,328
0 .2
212,000  Guangdong Investment
Ltd.
203,876
0 .1
608,000
Kunlun Energy Co. Ltd.
580,730
0 .3
160,800  NARI Technology Co. Ltd.
- Class A
504,838
0 .3
74,600  Sany Heavy Industry Co.
Ltd. - Class A
214,651
0 .1
938,900  Shandong Nanshan
Aluminum Co. Ltd. -
Class A
626,586
0 .3
246,600  Xiamen C & D, Inc. -
Class A
346,600
0 .2
138,100  Yangzijiang Shipbuilding
Holdings Ltd.
357,755
0 .2
37,500  Yealink Network
Technology Corp. Ltd. -
Class A
179,470
0 .1
103,100  Yintai Gold Co. Ltd. -
Class A
310,289
0 .2
68,400  Zhejiang Chint Electrics
Co. Ltd. - Class A
272,223
0 .1
435,900  Zhejiang Longsheng
Group Co. Ltd. - Class A
645,679
0 .3
37,500  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
186,155
0 .1
100,000  Zijin Mining Group Co.
Ltd. - Class H
397,658
0 .2
7,800,172
4 .0
Finland : 0 .5%
31,972
Wartsila Oyj Abp
1,037,769
0 .5
France : 4 .6%
5,474
Aeroports de Paris
802,830
0 .4
1,754
Air Liquide SA
336,150
0 .2
1,554
Airbus SE
365,488
0 .2
3,175
Arkema SA
193,537
0 .1
3,301
Cie de Saint-Gobain
329,462
0 .1
8,096
Eiffage SA
1,118,686
0 .6
59,489
Engie SA
1,513,773
0 .8
55,760
Getlink SE
1,008,575
0 .5
19,114
Rexel SA
728,452
0 .4
6,240
Safran SA
2,097,647
1 .1
958
Thales SA
250,895
0 .1
5,560
Veolia Environnement SA
189,220
0 .1
8,934,715
4 .6
Germany : 4 .1%
20,280
Daimler Truck Holding AG
858,452
0 .5
68,087  Deutsche Telekom AG,
Reg
2,195,653
1 .1
90
Rheinmetall AG
153,935
0 .1
10,716
RWE AG
544,269
0 .3
11,678
Siemens AG, Reg
3,097,046
1 .6
7,744
(1)
Siemens Energy AG
1,036,938
0 .5
7,886,293
4 .1
Greece : 0 .4%
36,853
Public Power Corp. SA
744,972
0 .4

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong : 0 .6%
77,000  Power Assets Holdings
Ltd.
$ 515,175
0 .3
73,000  Swire Pacific Ltd. - Class
A
626,739
0 .3
1,141,914
0 .6
India : 2 .2%
3,150
ABB India Ltd.
182,589
0 .1
184,384
Bharat Electronics Ltd.
852,344
0 .4
13,482  Coromandel International
Ltd.
360,006
0 .2
4,546
Cummins India Ltd.
228,228
0 .1
224,891
GAIL India Ltd.
444,440
0 .2
14,037  Hindustan Aeronautics
Ltd.
714,781
0 .4
10,984
Pidilite Industries Ltd.
180,731
0 .1
144,755  Power Grid Corp. of India
Ltd.
438,122
0 .2
2,132
Solar Industries India Ltd.
317,074
0 .2
45,888
UPL Ltd.
390,511
0 .2
32,410
Vedanta Ltd.
191,273
0 .1
4,300,099
2 .2
Israel : 0 .1%
427
Elbit Systems Ltd.
200,332
0 .1
Italy : 0 .8%
62,794
Enel SpA
648,914
0 .3
6,917
Leonardo SpA
379,118
0 .2
1,026,671
(1)
Telecom Italia SpA/Milano
578,828
0 .3
1,606,860
0 .8
Japan : 8 .0%
107,000
Asahi Kasei Corp.
893,702
0 .5
53,400  Central Japan Railway
Co.
1,459,267
0 .7
53,000  Chubu Electric Power
Co., Inc.
828,370
0 .4
19,500
FANUC Corp.
625,014
0 .3
34,400
Hitachi Ltd.
1,095,500
0 .6
37,900
Japan Airlines Co. Ltd.
706,856
0 .4
53,100
JFE Holdings, Inc.
651,440
0 .3
4,700
Keyence Corp.
1,599,925
0 .8
7,500
Komatsu Ltd.
246,370
0 .1
18,700
Makita Corp.
543,712
0 .3
159,500  Mitsubishi Chemical
Group Corp.
900,975
0 .5
13,400  Mitsubishi Heavy
Industries Ltd.
339,411
0 .2
45,100
Nitto Denko Corp.
1,116,015
0 .6
22,500
Obayashi Corp.
458,728
0 .2
24,500  Shin-Etsu Chemical Co.
Ltd.
733,621
0 .4
7,100
SoftBank Group Corp.
763,683
0 .4
46,700
Sumitomo Corp.
1,466,931
0 .7
17,600
Tokyo Metro Co. Ltd.
180,983
0 .1
28,800
Yokogawa Electric Corp.
921,146
0 .5
15,531,649
8 .0
Netherlands : 0 .6%
263,097
Koninklijke KPN NV
1,205,371
0 .6
Qatar : 0 .3%
49,642
Ooredoo QPSC
173,999
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Qatar (continued)
99,823  Qatar Electricity & Water
Co. QSC
$ 406,311
0 .2
580,310
0 .3
Russia : — %
267,141
(1)(3)
Alrosa PJSC
—
—
4,101,092
(1)(3)
Inter RAO UES PJSC
—
—
124,960
(1)(3)
Mobile TeleSystems
PJSC
—
—
—
—
Saudi Arabia : 0 .1%
10,994
Etihad Etisalat Co.
184,318
0 .1
Singapore : 0 .2%
31,348
(1)
Grab Holdings Ltd. -
Class A
170,847
0 .1
38,100  Singapore Technologies
Engineering Ltd.
244,553
0 .1
415,400
0 .2
South Africa : 0 .5%
13,927
Gold Fields Ltd.
588,854
0 .3
21,354  Harmony Gold Mining
Co. Ltd.
417,403
0 .2
1,006,257
0 .5
South Korea : 1 .2%
399  HD Hyundai Electric Co.
Ltd.
211,377
0 .1
684  HD Hyundai Heavy
Industries Co. Ltd.
249,570
0 .1
1,954  HD Korea Shipbuilding
& Offshore Engineering
Co. Ltd.
545,822
0 .3
10,386  Korea Electric Power
Corp.
373,486
0 .2
68,924
LG Uplus Corp.
705,807
0 .4
1,482
POSCO Holdings, Inc.
312,741
0 .1
2,398,803
1 .2
Spain : 1 .4%
12,328  ACS Actividades de
Construccion y Servicios
SA
1,141,004
0 .6
49,336
(2)
Aena SME SA
1,343,661
0 .7
9,509
Iberdrola SA
200,714
0 .1
2,685,379
1 .4
Sweden : 2 .3%
11,002
Atlas Copco AB - Class A
186,969
0 .1
4,320
(1)
Boliden AB
207,298
0 .1
22,728
Skanska AB - Class B
583,715
0 .3
46,732
SKF AB - Class B
1,225,674
0 .6
43,612
Tele2 AB - Class B
694,850
0 .4
91,872  Telefonaktiebolaget LM
Ericsson - Class B
886,525
0 .5
20,113
Volvo AB - Class B
603,302
0 .3
4,388,333
2 .3
Switzerland : 2 .3%
32,131
ABB Ltd., Reg
2,312,269
1 .2
2,852
BKW AG
595,611
0 .3
8,627
DSM-Firmenich AG
709,596
0 .4
17,843
SIG Group AG
216,462
0 .1

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland (continued)
2,949
Sika AG, Reg
$ 582,020
0 .3
4,415,958
2 .3
Taiwan : 1 .7%
8,000
Accton Technology Corp.
262,094
0 .1
32,000
Delta Electronics, Inc.
953,935
0 .5
415,000  Far Eastern New Century
Corp.
373,226
0 .2
113,000  Hon Hai Precision
Industry Co. Ltd.
814,271
0 .4
237,000
WPG Holdings Ltd.
516,579
0 .3
93,000  Zhen Ding Technology
Holding Ltd.
432,298
0 .2
3,352,403
1 .7
Thailand : 0 .2%
22,900  Advanced Info Service
PCL
218,882
0 .1
40,400  Delta Electronics
Thailand PCL
254,382
0 .1
473,264
0 .2
United Arab Emirates : 0 .2%
495,336  Dubai Electricity & Water
Authority PJSC
368,293
0 .2
United Kingdom : 3 .9%
70,889
BAE Systems PLC
1,543,854
0 .8
143,500  CK Hutchison Holdings
Ltd.
1,012,297
0 .5
9,278
DCC PLC
613,919
0 .3
12,200
National Grid PLC
185,367
0 .1
154,643  Rolls-Royce Holdings
PLC
2,182,668
1 .1
44,441
Smiths Group PLC
1,438,682
0 .8
504,532
Vodafone Group PLC
628,313
0 .3
7,605,100
3 .9
United States : 46 .6%
7,912
AECOM
815,965
0 .4
15,845
AMERCO
762,303
0 .4
7,090
Ameren Corp.
754,021
0 .4
8,824
AMETEK, Inc.
1,746,181
0 .9
4,848
Amphenol Corp. - Class A
683,083
0 .4
14,909
(1)
Arista Networks, Inc.
1,948,308
1 .0
51,089
AT&T, Inc.
1,329,336
0 .7
441
(1)
Axon Enterprise, Inc.
238,202
0 .1
18,133
Baker Hughes Co.
910,277
0 .5
3,646
(1)
Boeing Co.
689,094
0 .4
572
Carlisle Cos., Inc.
181,936
0 .1
2,763
Caterpillar, Inc.
1,590,825
0 .8
44,038
Cisco Systems, Inc.
3,388,284
1 .7
37,697
CNH Industrial NV
355,483
0 .2
2,178  Constellation Energy
Corp.
793,576
0 .4
13,543
Corteva, Inc.
913,746
0 .5
5,227
CSX Corp.
184,827
0 .1
387
Deere & Co.
179,758
0 .1
12,009
Delta Air Lines, Inc.
769,777
0 .4
5,748
Dominion Energy, Inc.
360,802
0 .2
8,366
Duke Energy Corp.
1,036,882
0 .5
14,607
DuPont de Nemours, Inc.
580,920
0 .3
5,198
Eaton Corp. PLC
1,797,936
0 .9
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
5,174
Ecolab, Inc.
$ 1,423,678
0 .7
22,586
Edison International
1,330,089
0 .7
1,201
EMCOR Group, Inc.
738,699
0 .4
13,244
Emerson Electric Co.
1,766,485
0 .9
11,828
Entergy Corp.
1,153,467
0 .6
11,341
Evergy, Inc.
880,629
0 .5
14,295
Eversource Energy
960,338
0 .5
26,320
Exelon Corp.
1,240,198
0 .6
4,791
(1)
F5, Inc.
1,145,816
0 .6
3,576
FedEx Corp.
985,832
0 .5
28,912
Fortive Corp.
1,546,214
0 .8
24,596
Freeport-McMoRan, Inc.
1,057,136
0 .5
10,997
GE Aerospace
3,282,055
1 .7
2,672
GE Vernova, Inc.
1,602,585
0 .8
16,544
Graco, Inc.
1,363,887
0 .7
17,977
Halliburton Co.
471,357
0 .2
1,809
HEICO Corp.
573,290
0 .3
12,760
(1)
Holcim AG
1,197,017
0 .6
6,141  Honeywell International,
Inc.
1,180,239
0 .6
3,518
Howmet Aerospace, Inc.
719,748
0 .4
636
Hubbell, Inc.
274,389
0 .1
1,782
IDEX Corp.
309,943
0 .2
19,781
Ingersoll Rand, Inc.
1,589,205
0 .8
16,923  Johnson Controls
International PLC
1,968,314
1 .0
5,878
(1)
Keysight Technologies,
Inc.
1,163,550
0 .6
32,458
Kinder Morgan, Inc.
886,753
0 .5
2,351
Linde PLC US
964,662
0 .5
11,970
Newmont Corp.
1,086,038
0 .6
21,802
NextEra Energy, Inc.
1,881,295
1 .0
34,697
NiSource, Inc.
1,531,179
0 .8
1,645
Nordson Corp.
390,951
0 .2
1,784
NRG Energy, Inc.
302,370
0 .2
19,130
ONEOK, Inc.
1,393,047
0 .7
2,605
Parker-Hannifin Corp.
2,244,728
1 .2
11,846
Pentair PLC
1,246,673
0 .6
84,941
PG&E Corp.
1,369,249
0 .7
4,509
PPG Industries, Inc.
451,080
0 .2
8,790  Raytheon Technologies
Corp.
1,537,459
0 .8
3,283
(1)
Rocket Lab Corp.
138,346
0 .1
2,234
Rockwell Automation, Inc.
884,351
0 .5
9,091
RPM International, Inc.
975,010
0 .5
22,163
Schlumberger NV
803,187
0 .4
7,269
Schneider Electric SE
1,956,127
1 .0
11,213
Smurfit WestRock PLC
400,192
0 .2
2,145
Snap-on, Inc.
729,407
0 .4
2,082
Targa Resources Corp.
364,995
0 .2
16,459
Textron, Inc.
1,368,730
0 .7
5,771
T-Mobile US, Inc.
1,206,197
0 .6
2,750
Trane Technologies PLC
1,159,070
0 .6
211
TransDigm Group, Inc.
286,996
0 .1
10,445
(1)
Trimble, Inc.
850,432
0 .4
28,320
(1)
Uber Technologies, Inc.
2,479,133
1 .3
8,332
Union Pacific Corp.
1,931,607
1 .0
5,837
(1)
United Airlines Holdings,
Inc.
595,140
0 .3

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
54,289  Verizon Communications,
Inc.
$ 2,231,821
1 .1
6,150  Vertiv Holdings Co. -
Class A
1,105,339
0 .6
4,353
Vistra Corp.
778,578
0 .4
6,094  Westinghouse Air Brake
Technologies Corp.
1,270,904
0 .7
23,069
Williams Cos., Inc.
1,405,594
0 .7
2,277
Xcel Energy, Inc.
186,964
0 .1
90,329,286
46 .6
Zambia : 0 .3%
23,094
(1)
First Quantum Minerals
Ltd.
526,182
0 .3
Total Common Stock
(Cost $140,615,181)
187,802,250
96 .8
EXCHANGE-TRADED FUNDS : 1 .6%
21,361
iShares MSCI ACWI ETF
3,021,940
1 .6
Total Exchange-Traded
Funds
(Cost $2,644,149)
3,021,940
1 .6
PREFERRED STOCK : 0 .6%
Brazil : 0 .6%
97,900
Axia Energia
1,234,147
0 .6
Total Preferred Stock
(Cost $755,921)
1,234,147
0 .6
Total Long-Term
Investments
(Cost $144,015,251)
192,058,337
99 .0
SHORT-TERM INVESTMENTS : 0 .4%
Mutual Funds : 0 .4%
719,000
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.880%
(Cost $719,000) $ 719,000 0 .4
Total Short-Term
Investments
(Cost $719,000)
719,000
0 .4
Total Investments in
Securities
(Cost $144,734,251) $ 192,777,337 99 .4
Assets in Excess of
Other Liabilities 1,127,887 0 .6
Net Assets $ 193,905,224 100 .0
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Rate shown is the 7-day yield as of November 30, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Industrials 48 .0%
Materials 16 .9
Utilities 12 .9
Information Technology 8 .5
Communication Services 7 .5
Energy 3 .6
Exchange-Traded Funds 1 .6
Short-Term Investments 0 .4
Assets in Excess of Other Liabilities 0 .6
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
November 30,
2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 4,828,402 $ — $ 4,828,402
Brazil 1,717,642 — — 1,717,642
Canada 10,948,772 — — 10,948,772
Chile 1,188,002 — — 1,188,002
China 346,600 7,453,572 — 7,800,172
Finland — 1,037,769 — 1,037,769
France — 8,934,715 — 8,934,715
Germany — 7,886,293 — 7,886,293
Greece — 744,972 — 744,972
Hong Kong — 1,141,914 — 1,141,914
India — 4,300,099 — 4,300,099
Israel — 200,332 — 200,332
Italy — 1,606,860 — 1,606,860
Japan — 15,531,649 — 15,531,649
Netherlands — 1,205,371 — 1,205,371
Qatar 406,311 173,999 — 580,310
Russia — — — —
Saudi Arabia — 184,318 — 184,318
Singapore 170,847 244,553 — 415,400
South Africa — 1,006,257 — 1,006,257
South Korea 705,807 1,692,996 — 2,398,803
Spain — 2,685,379 — 2,685,379
Sweden — 4,388,333 — 4,388,333
Switzerland — 4,415,958 — 4,415,958
Taiwan — 3,352,403 — 3,352,403
Thailand — 473,264 — 473,264
United Arab Emirates — 368,293 — 368,293
United Kingdom — 7,605,100 — 7,605,100
United States 87,176,142 3,153,144 — 90,329,286
Zambia 526,182 — — 526,182
Total Common Stock 103,186,305 84,615,945 — 187,802,250
Exchange-Traded Funds 3,021,940 — — 3,021,940
Preferred Stock 1,234,147 — — 1,234,147
Short-Term Investments 719,000 — — 719,000
Total Investments, at fair value $ 108,161,392 $ 84,615,945 $ — $ 192,777,337
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (776,776) $ — $ (776,776)
Total Liabilities $ — $ (776,776) $ — $ (776,776)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
At November 30, 2025, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
iShares MSCI EAFE
ETF
UBS AG Call 12/18/25 USD 92.840 269,619 USD 25,665,033 $ 111,191 $ (497,455)
iShares MSCI
Emerging Markets ETF
Citibank N.A. Call 12/18/25 USD 53.640 160,045 USD 8,693,644 94,346 (125,060)
State Street Industrial
Select Sector SPDR
ETF
UBS AG Call 12/04/25 USD 157.400 172,603 USD 26,527,355 371,131 (22,073)
State Street Materials
Select Sector SPDR
ETF
UBS AG Call 12/04/25 USD 88.110 80,074 USD 7,158,616 93,839 (132,188)
$ 670,507 $ (776,776)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 52,646,327
Gross Unrealized Depreciation (4,603,241)
Net Unrealized Appreciation $ 48,043,086